Acquisition of Fairhaven Pharmaceuticals Inc (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [Abstract]
Summary of Consideration Paid and Allocation to Net Assets Acquired

The consideration paid and the allocation thereof to the net assets acquired was as follows:

Cost of acquisition
Fair value of common shares issued	$3,441
Cash payment	50
Total consideration paid	$3,491
Transaction fees	308
Total cost of acquisition	$3,799

Net assets acquired
Current assets	$217
Licenses and other rights (note 12)	3,796
Current liabilities	(214)
Total net assets acquired	$3,799